Item 1. Report to Shareholders


T. ROWE PRICE VIRGINIA TAX-FREE BOND FUND
--------------------------------------------------------------------------------
August 31, 2004

Certified Semiannual Report


This report is certified under the Sarbanes-Oxley Act of 2002, which requires that public companies, including mutual funds, affirm that the information provided in their annual and semiannual shareholder reports fully and fairly represents their financial position.

T. ROWE PRICE VIRGINIA TAX-FREE BOND FUND
--------------------------------------------------------------------------------
Certified Semiannual Report (Unaudited)


PERFORMANCE COMPARISON
--------------------------------------------------------------------------------

This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with benchmarks, which may include a broad-based market index and a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.

[GRAPHIC OMITTED]

VIRGINIA TAX-FREE BOND FUND
--------------------------------------------------------------------------------

As of 8/31/04
Virginia Tax-Free Bond Fund     $18,346
Lehman Brothers Municipal Bond Index    $18,871
Lipper Virginia Municipal Debt Funds Average     $17,389

                                                    Lipper
                                                  Virginia
                                  Lehman         Municipal             Virginia
                           Brothers Muni              Debt        Tax-Free Bond
                              Bond Index     Funds Average                 Fund

8/31/94                       $   10,000      $     10,000        $      10,000

8/31/95                           10,887            10,769               10,766

8/31/96                           11,457            11,328               11,449

8/31/97                           12,516            12,335               12,446

8/31/98                           13,599            13,373               13,532

8/31/99                           13,667            13,254               13,439

8/31/00                           14,592            13,958               14,281

8/31/01                           16,080            15,229               15,741

8/31/02                           17,083            15,956               16,662

8/31/03                           17,619            16,378               17,251

8/31/04                           18,871            17,389               18,346



AVERAGE ANNUAL COMPOUND TOTAL RETURN
--------------------------------------------------------------------------------

Periods Ended 8/31/04             1 Year           5 Years             10 Years
--------------------------------------------------------------------------------
Virginia Tax-Free Bond Fund       6.35%               6.42%                6.26%

Lehman Brothers Municipal
Bond Index                        7.11                6.67                 6.56

Lipper Virginia Municipal
Debt Funds Average                6.00                5.50                 5.68


Returns do not reflect taxes that the shareholder may pay on fund distributions or the redemption of fund shares. Past performance cannot guarantee future results.

T. ROWE PRICE VIRGINIA TAX-FREE BOND FUND
--------------------------------------------------------------------------------
Certified Semiannual Report (Unaudited)

FUND PROFILE
--------------------------------------------------------------------------------

PORTFOLIO CHARACTERISTICS
--------------------------------------------------------------------------------

Periods Ended                                      8/31/03              8/31/04
--------------------------------------------------------------------------------
Price Per Share                            $         11.52      $         11.72

30-Day Standardized Yield to Maturity                 3.57%                3.21%

Weighted Average Maturity (years)                     13.8                 13.4

Weighted Average Effective Duration (years)            6.0                  5.2



Note: Yields will vary and are not guaranteed.



PORTFOLIO DIVERSIFICATION
                                                Percent of           Percent of
                                                Net Assets           Net Assets
Periods Ended                                      8/31/03              8/31/04
--------------------------------------------------------------------------------
Hospital Revenue                                      16.6%                14.6%

Prerefunded Bonds                                      8.6                 13.2

General Obligation - Local                            14.7                 11.2

Dedicated Tax Revenue                                  8.8                  9.0

Air and Sea Transportation Revenue                     5.6                  7.4

Water and Sewer Revenue                                6.5                  6.5

Lease Revenue                                          5.1                  5.8

Educational Revenue                                    8.5                  5.8

Ground Transportation Revenue                          3.1                  4.6

Housing Finance Revenue                                5.1                  4.5

Electric Revenue                                       4.5                  3.2

Industrial and Pollution Control Revenue               1.8                  2.6

Life Care/Nursing Home Revenue                         1.3                  2.4

Escrowed to Maturity                                   2.0                  2.3

All Other Sectors                                      7.0                  5.9

Other Assets Less Liabilities                          0.8                  1.0
--------------------------------------------------------------------------------
Total                                                100.0%               100.0%

QUALITY DIVERSIFICATION
--------------------------------------------------------------------------------

                                                Percent of           Percent of
                                                Net Assets           Net Assets
Periods Ended                                      8/31/03              8/31/04
--------------------------------------------------------------------------------
AAA                                                   43.5%                49.6%

AA                                                    32.6                 29.4

A                                                     16.2                 12.5

BBB                                                    5.5                  5.1

BB and Below                                           0.4                  0.5

Not Rated                                              1.8                  2.9
--------------------------------------------------------------------------------
Total                                                100.0%               100.0%



Source: Standard & Poor's; if Standard & Poor's does not rate a security, then Moody's Investor Service is used as a secondary source.

T. ROWE PRICE VIRGINIA TAX-FREE BOND FUND
--------------------------------------------------------------------------------
Certified Semiannual Report (Unaudited)


FUND EXPENSE EXAMPLE
--------------------------------------------------------------------------------

As a mutual fund shareholder, you may incur two types of costs: (1) transaction costs such as redemption fees or sales loads and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the most recent six-month period and held for the entire period.

Actual Expenses
The first line of the following table ("Actual") provides information about actual account values and actual expenses. You may use the information in this line, together with your account balance, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The information on the second line of the table ("Hypothetical") is based on hypothetical account values and expenses derived from the fund's actual expense ratio and an assumed 5% per year rate of return before expenses (not the fund's actual return). You may compare the ongoing costs of investing in the fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Note: T. Rowe Price charges an annual small-account maintenance fee of $10, generally for accounts with less than $2,000 ($500 for UGMA/UTMA). The fee is waived for any investor whose T. Rowe Price mutual fund accounts total $25,000 or more, accounts employing automatic investing, and IRAs and other retirement plan accounts that utilize a prototype plan sponsored by T. Rowe Price (although a separate custodial or administrative fee may apply to such accounts). This fee is not included in the accompanying tables. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.

You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs, such as redemption fees or sales loads. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. To the extent a fund charges transaction costs, however, the total cost of owning that fund is higher.

T. ROWE PRICE VIRGINIA TAX-FREE BOND FUND
--------------------------------------------------------------------------------


                                  Beginning         Ending        Expenses Paid
                              Account Value  Account Value        During Period*
                                     3/1/04        8/31/04    3/1/04 to 8/31/04
--------------------------------------------------------------------------------
Actual                            $   1,000   $   1,000.90        $        2.61

Hypothetical (Assumes 5%
return before expenses)               1,000       1,022.60                 2.63


* Expenses are equal to the fund's annualized expense ratio for the six-month period (0.52%), multiplied by the average account value over the period, multiplied by the number derived by dividing the number of days in most recent fiscal half-year (184) by days in the year (365) to reflect the half-year period.

T. ROWE PRICE VIRGINIA TAX-FREE BOND FUND
--------------------------------------------------------------------------------
Certified Semiannual Report (Unaudited)


FINANCIAL HIGHLIGHTS            For a share outstanding throughout each period
--------------------------------------------------------------------------------

               6 Months       Year
                  Ended      Ended
                8/31/04    2/29/04    2/28/03    2/28/02    2/28/01    2/29/00
NET ASSET
VALUE
Beginning
of period      $  11.96   $  11.80   $  11.43   $  11.26   $  10.55   $  11.45

Investment
activities
  Net
  investment
  income (loss)    0.25       0.49       0.52       0.53       0.56       0.54

  Net realized
  and unrealized
  gain (loss)     (0.24)      0.21       0.37       0.17       0.71      (0.90)

  Total from
  investment
  activities       0.01       0.70       0.89       0.70       1.27      (0.36)

Distributions
  Net investment
  income          (0.25)     (0.49)     (0.52)     (0.53)     (0.56)     (0.54)

  Net realized
  gain             --        (0.05)      --         --         --         --

  Total
  distributions   (0.25)     (0.54)     (0.52)     (0.53)     (0.56)     (0.54)

NET ASSET
VALUE
End of
period         $  11.72   $  11.96   $  11.80   $  11.43   $  11.26   $  10.55
               ---------------------------------------------------------------


Ratios/Supplemental Data

Total
return^            0.09%      6.10%      7.94%      6.40%     12.30%     (3.16%)

Ratio of
total
expenses to
average net
assets             0.52%+     0.52%      0.52%      0.53%      0.54%      0.55%

Ratio of
net
investment
income
(loss) to average
net assets         4.20%+     4.19%      4.49%      4.73%      5.10%      4.96%

Portfolio
turnover rate      34.2%+     29.2%      33.5%      47.1%      38.1%      48.1%

Net assets,
end of
period
(in thousands)  $420,231   $425,000   $406,811   $361,819   $318,387   $261,992


^ Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions.

+    Annualized


The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE VIRGINIA TAX-FREE BOND FUND
--------------------------------------------------------------------------------
Certified Semiannual Report (Unaudited)                         August 31, 2004


PORTFOLIO OF INVESTMENTS(1)                          $ Par                Value
--------------------------------------------------------------------------------
(Amounts in 000s)

VIRGINIA  86.7%

Abingdon IDA, Johnston Memorial Hosp.,
5.25%, 7/1/16                                        1,500                1,574

Albemarle County IDA
  Martha Jefferson Hosp.
    5.25%, 10/1/17                                   2,430                2,570

    5.25%, 10/1/35                                   1,000                1,007

Alexandria, GO
    5.50%, 6/15/19                                   2,230                2,506

    5.75%, 6/15/20                                   2,980                3,381

Alexandria IDA
  Episcopal High School
    5.00%, 1/1/33                                    4,600                4,666

    5.875%, 1/1/23                                   1,250                1,346

    6.00%, 1/1/17                                    1,060                1,159

Amelia County IDA, Waste Management, 4.90%,
4/1/27 (Tender 4/1/05) #                             2,000                2,027

Arlington County, GO, 5.00%, 2/1/21                  1,415                1,502

Arlington County IDA
    5.40%, 7/1/17 (Prerefunded 7/1/07+)              1,815                2,016

    5.45%, 7/1/27 (Prerefunded 7/1/07+)              2,610                2,903

  Virginia Hosp. Center
    5.50%, 7/1/15                                    1,465                1,596

    5.50%, 7/1/16                                    4,555                4,940

    5.50%, 7/1/17                                      820                  885

    5.50%, 7/1/18                                    1,000                1,066

  Waste Management, 5.25%, 1/1/10
  (FSA Insured) #                                    1,625                1,754

Bedford County IDA, Georgia-Pacific, 5.60%,
12/1/25 #                                            1,715                1,613

Bristol
    5.25%, 7/15/26 (MBIA Insured)                    5,325                5,618

    5.75%, 7/15/13 (Escrowed to Maturity)
    (FSA Insured)                                    1,045                1,226

Charles County IDA, IDRB
  Waste Management
    4.875%, 2/1/09 #                                 3,350                3,485

    6.25%, 4/1/27(Tender 4/1/12) #                     750                  829

Chesapeake Bay Bridge & Tunnel Dist., 5.50%,
7/1/25 (MBIA Insured)                                2,400                2,729

Chesapeake Toll Road
    5.625%, 7/15/19                                  1,250                1,318

    5.625%, 7/15/32                                  1,500                1,544

Danville IDA, 6.50%, 10/1/24 (Prerefunded
10/1/04+) (FGIC Insured)                             3,000                3,043

Fairfax County
    6.10%, 4/15/32, COP                              3,055                3,468

  GO, 5.00%, 6/1/20                                  1,000                1,057

Fairfax County Economic Dev. Auth.
    5.00%, 4/1/33 (MBIA Insured)                     3,500                3,567

    6.00%, 9/1/19                                    1,975                2,269

    6.00%, 9/1/20                                    2,090                2,384

  National Wildlife Federation, 5.25%,
  9/1/17 (MBIA Insured)                              2,000                2,189

  Smithhsonian Institution, VRDN
  (Currently 1.30%)                                  2,100                2,100

Fairfax County IDA, Inova Health System,
VRDN (Currently 1.29%)                               2,100                2,100

Fairfax County Water Auth.
    5.80%, 1/1/16 (Escrowed to Maturity)             5,880                6,666

    6.00%, 4/1/15 (Prerefunded 4/1/10+)              1,140                1,331

    6.00%, 4/1/22                                    8,725                9,617

Frederick County IDA, 6.50%, 12/1/14
(Prerefunded 12/1/04+) (MBIA Insured)                1,500                1,550

Fredericksburg IDA
  Medicorp Health Systems
    5.00%, 8/15/07                                   1,730                1,854

    5.25%, 6/15/16 (AMBAC Insured)                   3,350                3,604

Giles County IDA, PCR
  Celanese Americas
    5.95%, 12/1/25 #                                   500                  455

    6.625%, 12/1/22 #                                1,485                1,464

Greater Richmond Convention Center, 6.125%,
6/15/29                                              4,585                5,055

Halifax County IDA
  Halifax Regional Long-Term Care, 5.625%,
  7/1/12                                             1,585                1,459

  Old Dominion Electric Cooperative, 5.625%,
  6/1/28 (AMBAC Insured) #                           2,955                3,164

Hampton IDA, Sentara Health System, 5.375%,
11/1/15                                              5,300                5,551

Hanover County IDA, Bon Secours Health System
6.50%, 8/15/10 (MBIA Insured)                        1,300                1,535

Henrico County Economic Dev. Auth.
    6.125%, 11/1/19                                  2,000                2,319

  Bon Secours Health System
    5.60%, 11/15/30                                  4,300                4,416

    5.75%, 11/15/30 (Tender 11/15/04)                2,200                2,220

  Virginia United Methodist Homes, 6.70%,
  6/1/27                                             2,000                2,043

Henrico County IDA
  Bon Secours Health System
    6.00%, 8/15/16 (MBIA Insured)                      865                1,023

    6.25%, 8/15/20 (MBIA Insured)                    1,750                2,152

  Henrico Jail
    6.00%, 8/1/15 (Prerefunded 8/1/05+)              2,415                2,515

    7.00%, 8/1/13 (Prerefunded 8/1/05+)              1,485                1,589

Henry County IDA, Virginia Memorial Hosp., 6.00%,
1/1/27 (Prerefunded 1/1/07+)                         3,250                3,574

Isle of Wight, GO, 5.00%, 7/1/23
(AMBAC Insured)                                      1,670                1,751

Isle of Wight IDA, IDRB
  Int'l Paper
    6.10%, 5/1/27 #                                  2,000                2,043

    6.55%, 4/1/24 #                                  4,250                4,348

James City & County IDA, Williamsburg Landing
6.125%, 3/1/32                                       2,000                2,024

Lexington IDA, Stonewall Jackson Hosp., 7.00%,
7/1/30                                               2,295                2,298

Loudoun County, GO
    5.00%, 5/1/23                                    1,000                1,054

    5.25%, 1/1/18                                    2,525                2,782

    5.25%, 1/1/19                                    1,650                1,805

    5.25%, 1/1/20                                    2,650                2,836

    5.25%, 5/1/21                                    1,125                1,218

    5.375%, 1/1/14                                   1,650                1,853

Loudoun County
    5.75%, 12/1/18 (Prerefunded 12/1/09+)            1,685                1,943

Loudoun County IDA
  Falcons Landing, 6.00%, 8/1/24                     2,750                2,814

  Howard Hughes Medical Institute
    VRDN (Currently 1.34%)                             500                  500

    VRDN (Currently 1.38%)                           1,400                1,400

  Loudoun Hosp. Center, 6.10%, 6/1/32                1,250                1,303

Lynchburg, GO, 5.00%, 2/1/09                         1,360                1,497

Newport News, GO
    5.00%, 8/15/21                                   2,960                3,122

    5.50%, 7/1/12 (Prerefunded 7/1/05+)
    (MBIA Insured)                                   2,000                2,106

  Water & Sewer, 5.00%, 7/1/09                       2,445                2,701

Norfolk Airport Auth.
    5.375%, 7/1/16 (FGIC Insured)                    1,675                1,854

    5.375%, 7/1/16 (FGIC Insured) #                  1,650                1,767

    5.375%, 7/1/17 (FGIC Insured) #                  1,600                1,708

Orange County IDA, 5.00%, 2/1/25
(AMBAC Insured)                                      1,750                1,803

Peninsula Airport Commission, GO
  Newport News
    5.25%, 7/15/12 #                                 1,200                1,318

    5.375%, 7/15/15 #                                1,080                1,175

    5.50%, 7/15/21 #                                 1,385                1,487

Pocahontas Parkway Assoc., Zero Coupon,
8/15/18                                              1,550                  334

Portsmouth
  Public Improvement, 5.50%, 6/1/15
  (Prerefunded 6/1/08+) (FGIC Insured)               2,515                2,793

  GO, Public Improvement, 5.50%, 6/1/15
  (FGIC Insured)                                       965                1,056

Powhatan County Economic Dev. Auth., 5.25%,
7/15/25 (AMBAC Insured)                              1,525                1,620

Prince William County IDA, Potomac Hosp.,
5.50%, 10/1/20                                       1,120                1,187

Prince William County Park Auth., 5.875%,
10/15/19                                             4,135                4,453

Prince William County Service Auth., 5.00%,
7/1/21                                               3,110                3,322

Richmond
  GO
    5.50%, 7/15/10 (FGIC Insured)                    3,265                3,725

    5.50%, 1/15/16 (FSA Insured)                     5,000                5,558

  Public Utility, 5.00%, 1/15/27
  (FSA Insured)                                      2,000                2,060

Richmond IDA, Virginia Historical Society
VRDN (Currently 1.33%)                               2,000                2,000

Richmond Metropolitan Auth., 5.25%, 7/15/22
(FGIC Insured)                                       8,475                9,517

Riverside Regional Jail Auth.
    5.875%, 7/1/14 (MBIA Insured)                    1,815                1,917

    5.875%, 7/1/14 (Prerefunded 7/1/05+)
    (MBIA Insured)                                   2,185                2,308

Roanoke, GO
    6.00%, 10/1/17 (Prerefunded 10/1/09+)              500                  586

    6.00%, 10/1/19 (Prerefunded 10/1/09+)            4,810                5,638

Roanoke IDA
  Carilion Health System
    VRDN (Currently 1.35%)                           6,250                6,250

    5.50%, 7/1/20 (MBIA Insured)                     2,000                2,184

    5.50%, 7/1/21 (MBIA Insured)                     1,670                1,815

    5.75%, 7/1/13 (MBIA Insured)                     2,375                2,714

    6.125%, 7/1/17 (MBIA Insured)                    4,205                5,050

Spotsylvania County IDA, School Fac., 5.00%,
8/1/28 (AMBAC Insured)                               2,500                2,555

Staunton Virginia, GO
    6.25%, 2/1/25 (AMBAC Insured)                    1,000                1,181

    6.25%, 2/1/34 (AMBAC Insured)                      900                1,052

Univ. of Virginia
    5.00%, 6/1/06                                      500                  528

    5.25%, 6/1/13                                    3,880                4,327

Virginia, GO, 5.00%, 6/1/10                          3,585                3,999

Virginia Beach Dev. Auth.
  Sentara Health System, 6.00%, 2/15/10
  (AMBAC Insured)                                    2,000                2,292

  Sentara Health Systems, 5.25%, 11/1/14               500                  533

  Westminster Canterbury, 7.25%, 11/1/32             1,500                1,576

Virginia Beach Water & Sewer, 5.00%,
10/1/21                                              1,910                2,012

Virginia College Building Auth.,
Washington & Lee Univ. 5.75%, 1/1/34                 5,000                5,911

Virginia Commonwealth Univ., 5.75%, 5/1/15
(Prerefunded 5/1/05+)                                3,000                3,145

Virginia HDA
  Multi-Family
    5.45%, 2/1/12 #                                  1,150                1,224

    5.50%, 2/1/13 #                                  1,175                1,245

    5.50%, 5/1/13 #                                  1,000                1,057

    5.60%, 11/1/18                                   5,160                5,463

    5.60%, 3/1/25 (MBIA Insured) #                   4,245                4,411

    5.75%, 4/1/15                                      980                1,054

  Single Family, 5.20%, 7/1/19
  (MBIA Insured)                                     2,490                2,542

 Virginia Polytechnic Institute & State Univ.
    5.00%, 6/1/13 (AMBAC Insured)                    1,285                1,438

    5.125%, 6/1/22 (AMBAC Insured)                   2,205                2,377

    5.125%, 6/1/23 (AMBAC Insured)                   2,320                2,482

    5.40%, 6/1/11 (Prerefunded 6/1/06+)              1,000                1,083

    5.50%, 6/1/16 (Prerefunded 6/1/06+)              3,000                3,254

    5.50%, 6/1/20 (Prerefunded 6/1/06+)              1,600                1,735

Virginia Port Auth.
    5.00%, 7/1/19 #                                  4,415                4,653

    5.50%, 7/1/07 #++                                3,500                3,814

    5.50%, 7/1/11 #                                  2,270                2,400

Virginia Public Building Auth., 5.50%,
8/1/15                                               4,190                4,696

Virginia Public School Auth.
    6.50%, 8/1/16                                    2,890                3,079

  GO, 5.00%, 4/15/07                                 1,250                1,347

Virginia Resources Auth.
    5.00%, 10/1/23                                   1,250                1,320

    5.625%, 10/1/22                                  1,450                1,624

    5.875%, 10/1/14                                  4,075                4,696

  Hopewell Wastewater, 5.75%, 10/1/21 #              1,335                1,441

Virginia Transportation Board
    5.125%, 5/15/16                                  3,500                3,688

    5.25%, 5/15/16                                   5,000                5,453

    5.25%, 5/15/22                                   1,485                1,584

    5.70%, 5/15/19                                   1,000                1,120

Washington County IDA, 6.25%, 7/1/06
(Prerefunded 7/1/05+)                                  875                  901

York County, 5.875%, 6/1/24                          1,000                1,121

York County IDA, Virginia Electric &
Power, 5.50%, 7/1/09                                 1,500                1,593

Total Virginia (Cost  $343,593)                                         364,196

DISTRICT OF COLUMBIA  7.1%

Metropolitan Washington D.C.
Airports Auth.
    5.00%, 10/1/34 (FSA Insured) #                   5,450                5,438

    5.25%, 10/1/12 (MBIA Insured) #                  4,220                4,557

    5.25%, 10/1/32 (FGIC Insured)                    1,565                1,623

    5.25%, 10/1/32 (FGIC Insured) #                  2,500                2,544

    5.50%, 10/1/27 (MBIA Insured) #                  4,230                4,411

    5.75%, 10/1/19 (FGIC Insured) #                  4,040                4,495

Washington Metropolitan Area Transit Auth.
    5.00%, 7/1/09 (MBIA Insured)                     2,000                2,212

    5.00%, 7/1/12 (MBIA Insured)                     4,000                4,474

Total District of Columbia (Cost  $29,097)                               29,754

PUERTO RICO  5.0%

Puerto Rico Electric Power Auth.
    5.00%, 7/1/06                                    1,000                1,056

    5.00%, 7/1/08                                    1,000                1,089

    6.00%, 7/1/14                                    1,000                1,023

Puerto Rico Highway & Transportation Auth.
    5.00%, 7/1/33 (MBIA Insured)                     3,000                3,080

    5.50%, 7/1/15 (FSA Insured)                      2,000                2,336

    5.50%, 7/1/18                                    1,000                1,069

    6.00%, 7/1/31 (Prerefunded 7/1/10+)              1,000                1,172

    6.25%, 7/1/14                                      110                  132

    6.25%, 7/1/14 (Escrowed to Maturity)             1,390                1,703

    6.50%, 7/1/27 (Prerefunded 7/1/10+)              2,470                2,960

Puerto Rico Housing Fin. Auth., 5.00%,
12/1/20                                              2,000                2,110

Puerto Rico Public Fin. Corp., 5.25%,
8/1/29 (Tender 2/1/12) (MBIA Insured)                3,000                3,335

Total Puerto Rico (Cost  $19,387)                                        21,065

U. S. VIRGIN ISLANDS 0.2%

Virgin Islands PFA, Hovensa Refinery,
6.125%, 7/1/22 #                                     1,000                1,067

Total U. S. Virgin Islands (Cost  $1,000)                                 1,067

FUTURES CONTRACTS  0.0%

Variation margin receivable (payable) on open
futures contracts (2)                                                       (7)

Total Futures Contracts                                                     (7)

Total Investments in Securities
99.0% of Net Assets (Cost  $393,077)                                 $ 416,075
                                                                     ---------

(2) Open Futures Contracts at August 31, 2004 were as follows:
($ 000s)
                                                        Contract     Unrealized
                                           Expiration     Value      Gain (Loss)
Short, 20 U.S. Treasury 10 Year Note
contracts, $110 par of 5.5% Virginia Port
Auth. pledged as initial margin              9/04       $ 2,269      $   (104)

Net payments (receipts) of variation
margin to date                                                             97

Variation margin receivable (payable)
on open futures contracts                                            $     (7)

     (1)  Denominated in U.S. dollars unless otherwise noted

      #   Interest subject to alternative minimum tax

     ++ All or a portion of this security is pledged to cover margin requirements on futures contracts at August 31, 2004.

      +   Used in determining portfolio maturity

  AMBAC   AMBAC Assurance Corp.

    COP   Certificates of Participation

   FGIC   Financial Guaranty Insurance Company

    FSA   Financial Security Assurance Inc.

     GO   General Obligation

    HDA   Housing Development Authority

    IDA   Industrial Development Authority/Agency

   IDRB   Industrial Development Revenue Bond

   MBIA   MBIA Insurance Corp.

    PCR   Pollution Control Revenue

    PFA   Public Finance Authority

   VRDN   Variable-Rate Demand Note


The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE VIRGINIA TAX-FREE BOND FUND
--------------------------------------------------------------------------------
Certified Semiannual Report(Unaudited)                          August 31, 2004


STATEMENT OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------
(In thousands except shares and per share amounts)

Assets

Investments in securities, at value (cost $393,077)        $            416,075

Other assets                                                              5,041

Total assets                                                            421,116

Liabilities

Total liabilities                                                           885


NET ASSETS                                                 $            420,231
                                                           --------------------

Net Assets Consist of:

Undistributed net investment income (loss)                 $                214

Undistributed net realized gain (loss)                                   (1,410)

Net unrealized gain (loss)                                               22,900

Paid-in-capital applicable to 35,843,808 no par
value shares of beneficial interest outstanding;
unlimited number of shares authorized                                   398,527

NET ASSETS                                                 $            420,231
                                                           --------------------

NET ASSET VALUE PER SHARE                                  $              11.72
                                                           --------------------

The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE VIRGINIA TAX-FREE BOND FUND
--------------------------------------------------------------------------------
Certified Semiannual Report (Unaudited)


STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
($ 000s)

                                                                        6 Months
                                                                           Ended
                                                                         8/31/04
Investment Income (Loss)

Interest income                                            $              9,857

Expenses
  Investment management                                                     867

  Shareholder servicing                                                     111

  Custody and accounting                                                     61

  Prospectus and shareholder reports                                         20

  Legal and audit                                                             7

  Trustees                                                                    3

  Registration                                                                2

  Miscellaneous                                                               8

  Total expenses                                                          1,079

  Expenses paid indirectly                                                   (1)

  Net expenses                                                            1,078

Net investment income (loss)                                              8,779

Realized and Unrealized Gain (Loss)

Net realized gain (loss)
  Securities                                                               (609)

  Futures                                                                   (98)

  Written options                                                            22

  Net realized gain (loss)                                                 (685)

Change in net unrealized gain (loss)
  Securities                                                             (7,783)

  Futures                                                                  (105)

  Change in net unrealized gain (loss)                                   (7,888)


Net realized and unrealized gain (loss)                                  (8,573)

INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS                                     $                206
                                                           --------------------


The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE VIRGINIA TAX-FREE BOND FUND
--------------------------------------------------------------------------------
Certified Semiannual Report (Unaudited)


STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
($ 000s)

                                                  6 Months                 Year
                                                     Ended                Ended
                                                   8/31/04              2/29/04
Increase (Decrease) in Net Assets

Operations
  Net investment income (loss)             $         8,779      $        17,140

  Net realized gain (loss)                            (685)               1,265

  Change in net unrealized gain (loss)              (7,888)               5,783

  Increase (decrease) in net assets
  from operations                                      206               24,188

Distributions to shareholders
  Net investment income                             (8,757)             (17,098)

  Net realized gain                                   --                 (1,738)

  Decrease in net assets from distributions         (8,757)             (18,836)

Capital share transactions *
  Shares sold                                       32,414               75,688

  Distributions reinvested                           6,425               13,966

  Shares redeemed                                  (35,057)             (76,817)

  Increase (decrease) in net assets from
  capital share transactions                         3,782               12,837

Net Assets

Increase (decrease) during period                   (4,769)              18,189

Beginning of period                                425,000              406,811

End of period                              $       420,231      $       425,000
                                           ------------------------------------
(Including undistributed net investment income of $214 at 8/31/04 and $192 at 2/29/04)

*Share information
  Shares sold                                        2,780                6,415

  Distributions reinvested                             554                1,186

  Shares redeemed                                   (3,027)              (6,533)

  Increase (decrease) in shares outstanding            307                1,068


The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE VIRGINIA TAX-FREE BOND FUND
--------------------------------------------------------------------------------
Certified Semiannual Report (Unaudited)                         August 31, 2004

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price State Tax-Free Income Trust (the trust) is registered under the Investment Company Act of 1940 (the 1940 Act). The Virginia Tax-Free Bond Fund (the fund), a non-diversified, open-end management investment company, is one portfolio established by the trust and commenced operations on April 30, 1991. The fund seeks to provide, consistent with prudent portfolio management, the highest level of income exempt from federal and Virginia state income taxes by investing primarily in investment-grade Virginia municipal bonds.

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management.

Valuation
The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Debt securities are generally traded in the over-the-counter market. Securities are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.

Options on futures contracts are valued at the last sale price. Financial futures contracts are valued at closing settlement prices.

Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Trustees.

Credits
The fund earns credits on temporarily uninvested cash balances at the custodian that reduce the fund's custody charges. Custody expense in the accompanying financial statements is presented before reduction for credits, which are reflected as expenses paid indirectly.

Investment Transactions, Investment Income, and Distributions
Income and expenses are recorded on the accrual basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Payments ("variation margin") made or received to settle the daily fluctuations in the value of futures contracts are recorded as unrealized gains or losses until the contracts are closed. Unsettled variation margin on futures contracts are included in investments in securities, and any unrealized gains and losses are included in the change in net unrealized gain or loss in the accompanying financial statements. Distributions to shareholders are recorded on the ex-dividend date. Income distributions are declared on a daily basis and paid monthly. Capital gain distributions, if any, are declared and paid by the fund, typically on an annual basis.

Other
In the normal course of business, the fund enters into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is dependent on claims that may be made against the fund in the future and, therefore, cannot be estimated; however, based on experience, the risk of material loss from such claims is considered remote.


NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

Futures Contracts
During the six months ended August 31, 2004, the fund was a party to futures contracts, which provide for the future sale by one party and purchase by another of a specified amount of a specific financial instrument at an agreed upon price, date, time, and place. Risks arise from possible illiquidity of the futures market and from movements in security values and interest rates.

Options
Call and put options on futures contracts give the holder the right to purchase or sell, respectively, a particular futures contract at a specified price on a certain date. Risks arise from possible illiquidity of the options market and from movements in underlying futures prices. Transactions in options written and related premiums received during the six months ended August 31, 2004, were as follows:

                                                 Number of
                                                 Contracts             Premiums

Outstanding at beginning of period                       0      $         0,000

Written                                                150              103,000

Closed                                                (150)            (103,000)

Outstanding at end of period                             0      $         0,000
                                                 ------------------------------

Other
Purchases and sales of portfolio securities, other than short-term securities, aggregated $69,438,000 and $78,070,000, respectively, for the six months ended August 31, 2004.


NOTE 3 - FEDERAL INCOME TAXES

No provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute to shareholders all of its income and gains. Federal income tax regulations differ from generally accepted accounting principles; therefore, distributions determined in accordance with tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Financial records are not adjusted for temporary differences. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of August 31, 2004.

At August 31, 2004, the cost of investments for federal income tax purposes was $392,887,000. Net unrealized gain aggregated $23,091,000 at period-end, of which $23,919,000 related to appreciated investments and $828,000 related to depreciated investments.

NOTE 4 - RELATED PARTY TRANSACTIONS

The fund is managed by T. Rowe Price Associates, Inc. (the manager or Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc. The investment management agreement between the fund and the manager provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.10% of the fund's average daily net assets, and the fund's pro-rata share of a group fee. The group fee is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.295% for assets in excess of $120 billion. The fund's portion of the group fee is determined by the ratio of its average daily net assets to those of the group. At August 31, 2004, the effective annual group fee rate was 0.31%, and investment management fee payable totaled $146,000.

In addition, the fund has entered into service agreements with Price Associates and a wholly owned subsidiary of Price Associates (collectively, Price). Price Associates computes the daily share price and maintains the financial records of the fund. T. Rowe Price Services, Inc., provides shareholder and administrative services in its capacity as the fund's transfer and dividend disbursing agent. For the six months ended August 31, 2004, expenses incurred pursuant to these service agreements were $32,000 for Price Associates and $77,000 for T. Rowe Price Services, Inc. At period-end, a total of $18,000 of these expenses was payable.

INFORMATION ON PROXY VOTING POLICIES, PROCEDURES, AND RECORDS
--------------------------------------------------------------------------------

A description of the policies and procedures used by T. Rowe Price funds and portfolios to determine how to vote proxies relating to portfolio securities is available in each fund's Statement of Additional Information, which you may request by calling 1-800-225-5132 or by accessing the SEC's Web site, www.sec.gov. The description of our proxy voting policies and procedures is also available on our Web site, www.troweprice.com. To access it, click on the words "Company Info" at the top of our homepage for individual investors. Then, in the window that appears, click on the "Proxy Voting Policy" navigation button in the top left corner.

Each fund's most recent annual proxy voting record is available on our Web site and through the SEC's Web site. To access it through our Web site, follow the directions above, then click on the words "Proxy Voting Record" at the bottom of the Proxy Voting Policy page.


HOW TO OBTAIN QUARTERLY PORTFOLIO HOLDINGS
--------------------------------------------------------------------------------

The fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available electronically on the SEC's Web site (www.sec.gov); hard copies may be reviewed and copied at the SEC's Public Reference Room, 450 Fifth St. N.W., Washington, DC 20549. For more information on the Public Reference Room, call 1-800-SEC-0330. The Form N-Q is also available on our Web site (troweprice.com).

Item 2.  Code of Ethics.

A code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions is filed as an exhibit to the registrant's annual Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the registrant's most recent fiscal half-year.

Item 3.  Audit Committee Financial Expert.

Disclosure required in registrant's annual Form N-CSR.

Item 4.  Principal Accountant Fees and Services.

Disclosure required in registrant's annual Form N-CSR.

Item 5.  Audit Committee of Listed Registrants.

Not applicable.

Item 6.  Schedule of Investments.

Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 9.  Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 10.  Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant's principal executive officer and principal financial officer are aware of no change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 11.  Exhibits.

(a)(1) The registrant's code of ethics pursuant to Item 2 of Form N-CSR is filed with the registrant's annual Form N-CSR.

     (2) Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

     (3) Written solicitation to repurchase securities issued by closed-end companies: not applicable.

(b) A certification by the registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.


                                   SIGNATURES


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


T. Rowe Price State Tax-Free Income Trust


By       /s/ James S. Riepe
         James S. Riepe
         Principal Executive Officer

Date     October 15, 2004


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By       /s/ James S. Riepe
         James S. Riepe
         Principal Executive Officer

Date     October 15, 2004



By       /s/ Joseph A. Carrier
         Joseph A. Carrier
         Principal Financial Officer

Date     October 15, 2004